Selected Quarterly Condensed Consolidated Financial Data (Details) (Parenthetical) $ in Thousands	3 Months Ended
Jun. 30, 2020 USD ($)
Quarterly Financial Information Disclosure [Abstract]
Net interest income after loan loss provision	$ 1,492
Writeoff interest income	469
Impairment losses on foreclosed assets	$ 91